Insurance Contracts_Credit Risk Reinsurance Companies That Deal With The Group(Details) - Non-life insurance - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk LineItems[Line Items]
Reinsuance assets	[1]	₩ 735,196	₩ 688,993
Net receivables from reinsurers	[2]	328,177	398,575
Total		₩ 1,063,373	₩ 1,087,568
KOREAN RE | AA
Ceded Credit Risk LineItems[Line Items]
Ratio		64.14%
SWISSRE RE | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio		10.81%
SCOR RE | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio		2.77%

[1]	Net carrying amounts after impairment loss.
[2]	Net carrying amounts of after allowance for loan losses